Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Inventories	$ 10,328	$ 10,907
Insurance claims (Note 16)	1,325	1,856
Deferred contract costs (Note 17)	721	496
Other	848	499
Other current assets	$ 13,222	$ 13,758	$ 12,279